Pay vs Performance Disclosure - JPY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Net Income (Loss)	¥ (221,023)	¥ (15,796)	¥ 241